INCOME TAXES - Schedule of Deferred Tax Assets (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Jul. 29, 2017 ¥ / shares	Aug. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)		Dec. 31, 2017 CNY (¥)	Jul. 29, 2017 $ / shares
Deferred tax assets:
Liabilities from quality assurance program and guarantee					¥ 659	¥ 1,244
Deferred revenue					44,804	140,617
Refund liabilities					95,067	536,437
Accrued expenses					30,618	50,844
Fair value changes					11,609
Allowance for uncollectible receivables					95,989	90,631
Amortization difference of long-term assets					28,079	77,316
Accumulated losses carried over					152,341	1,991,763
Valuation allowance					(252,660)	(2,182,756)		¥ (3,280,677)
Total					206,506	706,096
Deferred tax liabilities:
Contract assets, net					318,543	972,453
Contract cost					58,882	36,280
Intangible assets					2,562
Total					379,987	1,008,733
Deferred tax assets				$ 6,522	45,407	184,136	[1]
Deferred tax liabilities				(31,441)	(218,888)	(486,773)	[1]	(11,300)
Net deferred tax liabilities					(173,481)	(302,637)
Operating loss carry forwards					609,363	7,967,053		4,776,552
Valuation allowance					252,660	2,182,756		3,280,677
Foreign invested enterprise tax withholding rate			10.00%
Minimum threshold percentage of equity interest in PRC will be entitled to reduced withholding tax rate			25.00%
Reduced withholding tax rate for qualified tax residents			5.00%
Percentage of semi annual dividends	15.00%
Withholding tax on special cash dividend		¥ 60,000
Deferred tax liabilities				$ 31,441	218,888	486,773	[1]	¥ 11,300
Undistributed earnings of the company's PRC subsidiaries and the consolidated VIEs					¥ 5,138,000	¥ 3,993,000
Provision for PRC dividend withholding tax			¥ 0
Ordinary shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 5.0845								$ 0.75
American Depositary Shares
Deferred tax liabilities:
Special cash dividends | (per share)	¥ 10.1690								$ 1.50
HONG KONG
Deferred tax liabilities:
Withholding tax rate			10.00%

[1]	Retrospectively adjusted to reflect the acquisitions under common control, as discussed in Note 1.